SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - REVENUE RECOGNITION (Details)	1 Months Ended		12 Months Ended
	Jun. 30, 2014	Sep. 30, 2012	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Revenue recognition
Number of class of services in a portfolio of content and application delivery to total solutions			1	1
Term of master service agreement			1 year	1 year
Term of renewal option of master service agreement			1 year	1 year
Business tax and related surcharges expenses			¥ 0	$ 0	¥ 0
ChinaCache Beijing | All services
Revenue recognition
Value-added tax		6.00%
Business tax rate (as a percent)		5.00%
Beijing Blue IT | All services
Revenue recognition
Value-added tax	6.00%
Business tax rate (as a percent)	3.00%